Annual Fund Operating Expenses - Retail - Vanguard Global Capital Cycles Fund - Investor Shares	May 28, 2021
Operating Expenses:
Management Fees	0.33%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.35%